SHARE-BASED COMPENSATION (Schedule of Stock Option Activity Granted to Employees) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Amount of Options
Beginning balance		6,750,259	6,102,593
Granted	3,473,515
Ending balance		7,507,811	6,750,259
Stock Options [Member]
Amount of Options
Beginning balance		6,750,259
Granted		2,947,691
Exercised		(1,674,044)
Forfeited		(516,095)
Ending balance		7,507,811	6,750,259
Exercisable		3,256,572
Weighted average exercise price
Beginning balance		$ 1.77
Granted		18.66
Exercised		1.38
Forfeited		6.38
Ending balance		8.17	$ 1.77
Exercisable		$ 1.70
Ending balance		$ 77,930
Exercisable		$ 51,821